Shareholder Report	12 Months Ended
	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000012060
Shareholder Report [Line Items]
Fund Name	iShares Dow Jones U.S. ETF
Trading Symbol	IYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Dow Jones U.S. ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,189,875,259
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 4,312,504
InvestmentCompanyPortfolioTurnover	3.00%
C000038163
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI KLD 400 ETF
Trading Symbol	DSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG MSCI KLD 400 ETF (the “Fund”) (formerly known as iShares MSCI KLD 400 Social ETF) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date		Apr. 30, 2024
AssetsNet	$ 4,218,152,389
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 11,513,960
InvestmentCompanyPortfolioTurnover	2.00%
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012199
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA ESG Select ETF
Trading Symbol	SUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA ESG Select ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date		Apr. 30, 2024
AssetsNet	$ 3,285,399,894
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 9,017,365
InvestmentCompanyPortfolioTurnover	18.00%
Updated Prospectus Phone Number	(1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012048
Shareholder Report [Line Items]
Fund Name	iShares U.S. Basic Materials ETF
Trading Symbol	IYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Basic Materials ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 483,949,347
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,160,388
InvestmentCompanyPortfolioTurnover	19.00%
C000012050
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Discretionary ETF
Trading Symbol	IYC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Consumer Discretionary ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,295,036,971
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 4,660,907
InvestmentCompanyPortfolioTurnover	22.00%
C000012194
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Staples ETF
Trading Symbol	IYK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Consumer Staples ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,502,772,016
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 5,008,443
InvestmentCompanyPortfolioTurnover	9.00%
C000012051
Shareholder Report [Line Items]
Fund Name	iShares U.S. Energy ETF
Trading Symbol	IYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Energy ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,119,587,939
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,897,827
InvestmentCompanyPortfolioTurnover	13.00%
C000012052
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financial Services ETF
Trading Symbol	IYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Financial Services ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,628,010,659
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,728,013
InvestmentCompanyPortfolioTurnover	3.00%
C000012053
Shareholder Report [Line Items]
Fund Name	iShares U.S. Financials ETF
Trading Symbol	IYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Financials ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 3,322,690,648
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 12,565,971
InvestmentCompanyPortfolioTurnover	8.00%
C000012054
Shareholder Report [Line Items]
Fund Name	iShares U.S. Healthcare ETF
Trading Symbol	IYH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Healthcare ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,966,625,427
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 12,494,389
InvestmentCompanyPortfolioTurnover	4.00%
C000012055
Shareholder Report [Line Items]
Fund Name	iShares U.S. Industrials ETF
Trading Symbol	IYJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Industrials ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,477,885,573
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 5,990,597
InvestmentCompanyPortfolioTurnover	5.00%
C000012059
Shareholder Report [Line Items]
Fund Name	iShares U.S. Technology ETF
Trading Symbol	IYW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Technology ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 17,959,922,546
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 71,290,391
InvestmentCompanyPortfolioTurnover	7.00%
C000012061
Shareholder Report [Line Items]
Fund Name	iShares U.S. Transportation ETF
Trading Symbol	IYT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Transportation ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 554,179,023
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,668,131
InvestmentCompanyPortfolioTurnover	15.00%
C000012062
Shareholder Report [Line Items]
Fund Name	iShares U.S. Utilities ETF
Trading Symbol	IDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Utilities ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,433,961,701
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,059,714
InvestmentCompanyPortfolioTurnover	4.00%